Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.3%
	ARGENTINA — 9.2%
49,550	Grupo Financiero Galicia S.A. - ADR	$2,730,700
87,010	YPF S.A. - ADR *	3,462,128
		6,192,828
	BRAZIL — 8.6%
927,767	B3 S.A. - Brasil Bolsa Balcao	2,847,047
164,060	NU Holdings Ltd. - Class A *	2,912,065
		5,759,112
	CANADA — 3.7%
194,241	Ivanhoe Mines Ltd. - Class A *	2,456,363
	GREECE — 6.9%
527,234	Eurobank S.A.	2,576,672
88,273	Public Power Corp. S.A.	2,086,512
		4,663,184
	INDIA — 9.0%
254,045	360 ONE WAM Ltd.	3,133,852
109,350	ICICI Bank Ltd.	1,612,106
455,000	JSW Infrastructure Ltd.	1,281,158
		6,027,116
	JAPAN — 4.3%
75,730	Komatsu Ltd.	2,898,583
	MEXICO — 7.7%
2,076,331	Cemex S.A.B. de C.V.	2,575,810
233,775	Grupo Mexico S.A.B. de C.V.	2,595,791
		5,171,601
	PHILIPPINES — 4.8%
294,510	International Container Terminal Services, Inc.	3,225,753
	SAUDI ARABIA — 3.9%
385,585	Saudi Arabian Oil Co. [1]	2,650,603
	SOUTH KOREA — 7.7%
4,150	HD Hyundai Electric Co., Ltd.	2,542,476
2,170	Samsung Biologics Co., Ltd. *,1	2,622,465
		5,164,941
	TAIWAN — 21.1%
208,710	Taiwan Semiconductor Manufacturing Co., Ltd.	11,540,815
302,696	Yageo Corp.	2,642,651
		14,183,466

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 4.0%
48,795	TechnipFMC PLC	$2,718,857
	URUGUAY — 4.4%
1,377	MercadoLibre, Inc. *	2,957,507
	Total Common Stocks
	(Cost $48,853,392)	64,069,914

Principal Amount
	SHORT-TERM INVESTMENTS — 8.2%
$5,547,132	MSILF Treasury Port - Advisory, 3.27%[2]	5,547,132
	Total Short-Term Investments
	(Cost $5,547,132)	5,547,132
	TOTAL INVESTMENTS — 103.5%
	(Cost $54,400,524)	69,617,046
	Liabilities in Excess of Other Assets — (3.5)%	(2,378,956)
	TOTAL NET ASSETS — 100.0%	$67,238,090

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,273,068, which represents 7.84% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.